Shareholder Report, Holdings (Details)	Jan. 31, 2025
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM CORE GOVERNMENT MONEY MARKET FUND
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM CORE GOVERNMENT MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
PGIM CORE GOVERNMENT MONEY MARKET FUND | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
PGIM CORE GOVERNMENT MONEY MARKET FUND | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PGIM CORE GOVERNMENT MONEY MARKET FUND | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
PGIM CORE GOVERNMENT MONEY MARKET FUND | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)